Stockholders' Equity	12 Months Ended
Dec. 31, 2013
Stockholders' Equity Attributable to Parent [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
STOCKHOLDERS' EQUITY

Common Stock - As of December 31, 2013, the Company had 50.5 million shares of common stock issued and 48.7 million shares of common stock outstanding. As of December 31, 2012, the Company had 49.6 million shares of common stock issued and outstanding. Changes in the Company's number of outstanding shares for the year ended December 31, 2013 resulted from shares purchased in the open market under the Company's stock repurchase program and share activity under its stock compensation plans. See Note 19: Stock Compensation Plans.

Treasury Stock - During 2012, the Company's board of directors authorized a program to repurchase up to $150 million of the Company's common stock prior to October 31, 2015, as part of a balanced cash deployment strategy. In 2013, the Company's board of directors authorized an increase in the stock repurchase program from $150 million to $300 million and an extension of the term of the program from October 31, 2015, to October 31, 2017. Repurchases are made from time to time at management's discretion in accordance with applicable federal securities laws. For the years ended December 31, 2013 and 2012, the Company repurchased 1,722,991 and 31,008 shares, respectively, at a cost of $119 million and $1 million, respectively. The cost of purchased shares is recorded as treasury stock in the consolidated statements of financial position.

Dividends - In October 2013, the Company's board of directors authorized an increase in the Company's quarterly cash dividend to $0.20 from the $0.10 per share quarterly cash dividend the board of directors authorized in November 2012. The Company paid dividends totaling $25 million ($0.50 per share) and $5 million ($0.10 per share) in the years ended December 31, 2013 and 2012, respectively.

Accumulated Other Comprehensive Income - Other comprehensive income (loss) refers to gains and losses recorded as an element of stockholders' equity but excluded from net earnings (loss). The accumulated other comprehensive loss as of December 31, 2013 and 2012, was comprised of unamortized benefit plan costs of $523 million and $1,226 million, respectively, and other comprehensive income items of $2 million and less than $1 million, respectively. The changes in accumulated other comprehensive income (loss) by component for the years ended December 31, 2013, 2012 and 2011, were as follows:

($ in millions)	Benefit Plans	Other	Total
Balance as of December 31, 2010	$(532)	$—	$(532)
Other comprehensive income (loss) before reclassifications	(588)	—	(588)
Amounts reclassified from accumulated other comprehensive income (loss)
Amortization of prior service cost (credit)[1]	5	—	5
Amortization of net actuarial loss (gain)[1]	45	—	45
Tax benefit (expense) for items of other comprehensive income	208	—	208
Net current period other comprehensive income (loss)	(330)	—	(330)
Balance as of December 31, 2011	(862)	—	(862)
Other comprehensive income (loss) before reclassifications	(700)	—	(700)
Amounts reclassified from accumulated other comprehensive income (loss)
Amortization of prior service cost (credit)[1]	5	—	5
Amortization of net actuarial loss (gain)[1]	90	—	90
Tax benefit (expense) for items of other comprehensive income	241	—	241
Net current period other comprehensive income (loss)	(364)	—	(364)
Balance as of December 31, 2012	(1,226)	—	(1,226)
Other comprehensive income (loss) before reclassifications	1,028	4	1,032
Amounts reclassified from accumulated other comprehensive income (loss)
Amortization of prior service cost (credit)[1]	(3)	—	(3)
Amortization of net actuarial loss (gain)[1]	134	—	134
Tax benefit (expense) for items of other comprehensive income	(456)	(2)	(458)
Net current period other comprehensive income (loss)	703	2	705
Balance as of December 31, 2013	$(523)	$2	$(521)

[1] These accumulated comprehensive income (loss) components are included in the computation of net periodic benefit cost. See Note 18: Employee Pension and Other Postretirement Benefits. The tax expense associated with amounts reclassified from accumulated other comprehensive income (loss) for the years ended December 31, 2013, 2012 and 2011, was $46 million, $33 million, and $18 million, respectively.

Former Parent's Equity in Unit - Former Parent's Equity in Unit in the consolidated statements of changes in equity represents Northrop Grumman's historical investment in its shipbuilding operations, the net effect of cost allocations from and transactions with Northrop Grumman, net cash activity, and HII's accumulated earnings prior to the spin-off.

After the spin-off from Northrop Grumman, HII had 48,765,841 shares of common stock outstanding. The remaining Former Parent's Equity in Unit balance, after the separation adjustments were recorded, was transferred to additional paid-in capital. Retained earnings reflected in the consolidated statements of financial position represent net earnings after separation, as all prior earnings were transferred to additional paid-in capital.